SHAREHOLDERS' EQUITY AND REDEEMABLE EQUITY INTERESTS - Common Stock (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2020 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Apr. 23, 2020 shares	Mar. 06, 2020 shares	Jan. 16, 2020 shares
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, issued including shares subject to possible redemption	41,400,000	41,400,000
Shares issued (in shares)	1,938,988	2,051,897
Shares subject to possible redemption	39,461,012	39,348,103
Common shares, outstanding including shares subject to possible redemption	41,400,000	41,400,000
Shares outstanding (in shares)	1,938,988	2,051,897
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Shares issued (in shares)	15,350,000	15,350,000	15,350,000	13,625,000	2,875,000
Shares outstanding (in shares)	15,350,000	15,350,000	15,350,000	13,625,000	2,875,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1